Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
T.	SUBSEQUENT EVENTS:
Management has evaluated events occurring after the balance sheet date through May 13, 2022, the date in which the financial statements were available to be issued.
V.	SUBSEQUENT EVENTS:

Management has evaluated events occurring after the balance sheet date through March 28, 2022, the date on which the financial statements were available to be issued.

On January 21, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with G.A.P. Promotions, LLC, a Massachusetts limited liability company (the “Seller”), pursuant to which the Company agreed to acquire substantially all of the assets of the Seller used in the Seller’s branding, marketing and promotional products and services business, for an aggregate purchase price of (a) $500,000 in cash, subject to adjustment as set forth in the Purchase Agreement (the “Closing Cash Payment”); (b) a certain amount of restricted shares of the Company’s common stock; (c) installment payments equal to (i) $180,000 on the first anniversary of the date of the consummation of the transactions contemplated by the Purchase Agreement (the “Closing Date”) and (ii) $300,000 on the second anniversary of the Closing Date; (d) an amount equal to the amount paid by the Seller (at cost) for all of the Seller’s Inventory (as defined in the Purchase Agreement) that is on hand as of the Closing Date; and (e) the Earn Out Payments. The Acquisition closed on January 31, 2022.